Related Party Disclosure (Details) - Schedule of rights and obligations - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	S/ 1,171	S/ 3,209
Accounts payable	1,772	209
Fosfatos del Pacífico S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	543	1,487
Accounts payable
Inversiones ASPI S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	157	1,240
Accounts payable
Compania Minera Ares S.A.C [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	207	242
Accounts payable	1,772	209
Otros[Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	264	240
Accounts payable